Share-based Payments (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of share-based payment arrangements [Abstract]
Schedule of number and weighted average exercise prices of share options outstanding	RSU and Class A ordinary share option activity was as follows:

		Share Options
	Shares Available for Grant	Outstanding	Weighted Average Exercise Price	RSUs Outstanding
Balance as of June 30, 2020	35,911,586	458,174	2.65	7,371,743
RSUs granted	(2,415,324)	—	—	2,415,324
RSUs canceled	777,183	—	—	(777,183)
RSUs settled	—	—	—	(3,468,136)
Share options exercised	—	(390,802)	2.98	—
Share options canceled	—	—		—
Balance as of June 30, 2021	34,273,445	67,372	$0.75	5,541,748
RSUs granted	(4,093,600)	—	—	4,093,600
RSUs canceled	653,161	—	—	(653,161)
RSUs settled	—	—	—	(2,958,190)
Share options exercised	—	(42,973)	0.76	—
Balance as of June 30, 2022	30,833,006	24,399	$0.73	6,023,997
Share options vested and exercisable as of June 30, 2022		24,399	$0.73
Share options vested and exercisable as of June 30, 2021		67,372	$0.75

Schedule of number and weighted average exercise prices of other equity instruments	RSU and Class A ordinary share option activity was as follows:

		Share Options
	Shares Available for Grant	Outstanding	Weighted Average Exercise Price	RSUs Outstanding
Balance as of June 30, 2020	35,911,586	458,174	2.65	7,371,743
RSUs granted	(2,415,324)	—	—	2,415,324
RSUs canceled	777,183	—	—	(777,183)
RSUs settled	—	—	—	(3,468,136)
Share options exercised	—	(390,802)	2.98	—
Share options canceled	—	—		—
Balance as of June 30, 2021	34,273,445	67,372	$0.75	5,541,748
RSUs granted	(4,093,600)	—	—	4,093,600
RSUs canceled	653,161	—	—	(653,161)
RSUs settled	—	—	—	(2,958,190)
Share options exercised	—	(42,973)	0.76	—
Balance as of June 30, 2022	30,833,006	24,399	$0.73	6,023,997
Share options vested and exercisable as of June 30, 2022		24,399	$0.73
Share options vested and exercisable as of June 30, 2021		67,372	$0.75

Schedule of number and weighted average exercise prices of RSUs outstanding
The following table summarizes information about share options outstanding as of June 30, 2022:

	Options Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding and Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Years
$0.59 - 0.66	21,997	$0.62	2.66
$1.14	1,673	1.14	4.07
$3.18	729	3.18	1.33
	24,399	$0.73	2.72
The following table summarizes information about share options outstanding as of June 30, 2021:

	Options Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding and Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Years
$0.59 - 0.66	53,037	$0.61	3.64
$1.14	13,606	1.14	5.07
$3.18	729	3.18	2.33
	67,372	$0.75	3.92

Schedule of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about share options outstanding as of June 30, 2022:

	Options Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding and Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Years
$0.59 - 0.66	21,997	$0.62	2.66
$1.14	1,673	1.14	4.07
$3.18	729	3.18	1.33
	24,399	$0.73	2.72
The following table summarizes information about share options outstanding as of June 30, 2021:

	Options Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding and Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Years
$0.59 - 0.66	53,037	$0.61	3.64
$1.14	13,606	1.14	5.07
$3.18	729	3.18	2.33
	67,372	$0.75	3.92